SEGMENTED INFORMATION (Details) - USD ($)		12 Months Ended
	Dec. 14, 2021	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
IfrsStatementLineItems [Line Items]
Revenue	$ 9,412,830	$ 767,790	$ 35,487	$ 20,427
Cost of sales		(771,545)	(568,712)	(1,380,872)
Other income (expenses)		(6,653,226)	2,405,111	(288,067)
Loss from discontinued operations			(2,081,088)	(67,447)
Segment profit (loss)		(12,779,371)	(4,028,297)	(5,672,361)
Operating segments [member]
IfrsStatementLineItems [Line Items]
Revenue		767,790	35,487	20,427
Cost of sales		771,545	(568,712)	(1,380,872)
Operating expenses		(609,857)	(474,857)	(75,397)
Other income (expenses)		(4,707,196)		147,049
Loss from discontinued operations			(2,081,088)	(67,447)
Tax recovery		7,765		122,201
Segment profit (loss)		(5,313,043)	(3,089,170)	(1,356,240)
Corporate expenses:
Operating expenses		(5,520,298)	(5,425,326)	(4,070,653)
Other income (expenses)		(1,946,030)	2,405,111	(435,116)
Comprehensive loss for the year		(12,779,371)	(6,109,385)	(5,739,808)
Capital expenditures			3,325,000
Film [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Revenue		761,009	12,409
Cost of sales		532,210	(41,435)
Operating expenses		(464,044)	(378,988)
Other income (expenses)		(3,324,000)
Loss from discontinued operations
Tax recovery		7,765
Segment profit (loss)		(3,551,480)	(408,014)
Corporate expenses:
Capital expenditures			3,325,000
Video Games [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Revenue		6,781	23,078	20,427
Cost of sales		239,335	(527,277)	(1,380,872)
Operating expenses		(145,813)	(95,869)	(75,397)
Other income (expenses)		(1,383,196)		147,049
Loss from discontinued operations			(2,081,088)	(67,447)
Tax recovery
Segment profit (loss)		(1,761,563)	(2,681,156)	(1,356,240)
Corporate expenses:
Capital expenditures